General administrative expenses and other net operating income (expenses)_Details of other operating incomes (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other operating income [Abstract]
Gain on transactions of foreign exchange	₩ 602,115,000,000	₩ 1,227,561,000,000		₩ 3,391,095,000,000
Gain on disposals of loans and receivables	0	0		205,490,000,000	[1]
Gain related to derivatives (Designated for hedging)	126,651,000,000	35,810,000,000		122,000,000
Gain on fair value hedged items	231,000,000	42,797,000,000		53,532,000,000
Others	45,706,000,000	82,417,000,000	[2]	86,159,000,000	[2]
Total	₩ 774,703,000,000	1,388,585,000,000		3,736,398,000,000
Income to receive from other creditor financial institutions		₩ 29,316,000,000		₩ 29,336,000,000

[1]	Gain (loss) on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named 'Net gain related to financial assets at amortized cost' in accordance with the adoption of IFRS 9.
[2]	Other income includes income amounting to 29,336 million Won and 29,316 million Won for the years ended December 31, 2017 and 2018, respectively, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.